Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets on consolidated balance sheets
Trading account assets		¥ 36,759,812	¥ 29,641,038
Loans		97,694,674	93,474,798
Total assets		272,173,152	248,780,722	¥ 231,550,700
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		20,621,160	19,362,943
Total liabilities		261,741,965	239,055,588
Maximum exposure to loss		1,209,000	979,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		6,497,000	3,621,000
Mizuho Financial Group, Inc. | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		97,000	83,000
Investments		726,000	482,000
Loans		137,000	154,000
Total assets		960,000	719,000
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		3,000	1,000
Total liabilities		3,000	1,000
Maximum exposure to loss	[1]	¥ 1,209,000	¥ 979,000

[1]	Amounts include gains and losses on currency swaps.